Other Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2021
Other Payables and Accrued Liabilities [Abstract]
Other payables and accrued liabilities

Note 13 — Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	December 31, 2020	December 31, 2021	December 31, 2021
	RMB	RMB	USD
Salary payables	1,880,897	2,011,702	315,524
Other payables and accrued expenses	60,328	3,446,740	540,606
Accrued interest payable	3,129,399	8,197,112	1,285,680
Total other payables and accrued liabilities	5,070,624	13,655,554	2,141,810